Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]	below provides a rollforward of the Company’s intangible assets as of June 30, 2023 and 2022.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
January 1, 2023	13,680	—	954	1,052	278	15,964
Additions	—	—	—	—	20	20
Exchange differences	—	—	—	—	3	3
June 30, 2023	13,680	—	954	1,052	301	15,987

Accumulated Amortization
January 1, 2023	(1,295)	—	—	(125)	(184)	(1,604)
Amortization charge	—	—	(38)	(38)	(27)	(103)
Impairment charge	(743)	—	—	—	—	(743)
Exchange differences	—	—		—	(1)	(1)
June 30, 2023	(2,038)	—	(38)	(163)	(212)	(2,451)

Net book amount as of June 30, 2023	11,642	—	916	889	89	13,536

Cost
January 1, 2022	12,985	631	—	1,052	176	14,844
Additions	695	263	—	—	97	1,055
Exchange differences	—	—	—	—	(7)	(7)
June 30, 2022	13,680	894	—	1,052	266	15,892

Accumulated Amortization
January 1, 2022	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(37)	(20)	(57)
Exchange differences	—		—	—	2	2
June 30, 2022	(1,069)	—	—	(87)	(161)	(1,317)

Net book amount as of June 30, 2022	12,611	894	—	965	105	14,575